CASH FLOW INFORMATION (Schedule of cash flow information) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
CASH FLOW INFORMATION [Abstract]
Interest paid, net of capitalized interest of $23,733 (2015), $16,300 (2014) and $24,659 (2013)	$ 329,653	$ 424,039	$ 427,278
Income taxes paid	$ 237,702	$ 720,583	$ 637,382